INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
9.	INTANGIBLE ASSETS

The intangible assets and their accumulated amortization were as follows:

	As of December 31,
	2012	2013

Intangible assets subject to amortization:
Customer base	$14,360	$15,049
Contract backlog	2,462	2,487
Non-compete agreements	1,158	1,157
Software copyright	2,552	2,627
Trademark	4	4
Core Technology	—	496
Product Technologies	—	413
License	—	94

	20,536	22,327

Less: Accumulated amortization
Customer base	(10,864)	(12,896)
Contract backlog	(2,319)	(2,487)
Non-compete agreements	(398)	(634)
Software copyright	(1,008)	(1,697)
Trademark	(2)	(3)
Core Technology	—	(34)
Product Technologies	—	(57)
License	—	(63)

	(14,591)	(17,871)

Intangible assets, net	$5,945	$4,456

Amortization expenses were $3,432, $3,448 and $3,069 for the years ended December 31, 2011, 2012 and 2013, respectively. The Group expects to record amortization expenses of $1,938, $1,290, $711, $329 and $188 for each of the year 2014, 2015, 2016, 2017 and 2018, respectively.

The Group did not incur costs to renew or extend the term of acquired intangible assets during any of the periods presented.